Note 11 - Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan losses	$ 2,099	$ 868
Deferred compensation	330	312
Nonaccrual loan interest	162	212
Deferred loan fees	437	130
Accrued vacation expense	101	96
Accrued profit sharing	181	123
Loans fair value adjustments	306	421
Other	198	124
Net operating loss carryforwards	853	1,285
Total deferred tax assets	4,667	3,571
Federal Home Loan Bank stock dividends	526	526
Unrealized gain on securities available for sale	1,956	764
Capitalized mortgage servicing rights	238	223
Fixed asset depreciation	673	424
Acquisition intangibles	1,897	1,907
Trust preferred fair value adjustment	72	77
Other	125	67
Total deferred tax liabilities	5,487	3,988
Net deferred tax liabilities	$ (820)	$ (417)